FINANCE INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Finance income on bank balances	$ 84	$ 100	$ 104
Guarantee fees received	9	6	5
Interest on joint venture loan	31	36	0
Finance income	124	142	109
Unwinding of long-term receivables	28	18	18
Total finance income and unwinding of long-term receivables	$ 152	$ 160	$ 127